INTANGIBLE ASSETS AND GOODWILL - Intangible Assets and Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 16, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	$ 6,340
Intangible assets and goodwill, ending balance	6,238	$ 6,340
Intangible assets and goodwill (Note 8)	$ 6,238	6,340
Minimum
Reconciliation of changes in intangible assets and goodwill [abstract]
Finite-lived intangible asset, useful life	8 years
Maximum
Reconciliation of changes in intangible assets and goodwill [abstract]
Finite-lived intangible asset, useful life	40 years
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	$ 6,824	6,820
Additions and other	26	22
Foreign exchange adjustments		(18)
Disposals and other	(8)
Intangible assets and goodwill, ending balance	6,842	6,824
Intangible assets and goodwill (Note 8)	6,842	6,824
Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(484)	(376)
Amortization	100	108
Impairment (Note 10)	24
Disposals and other	4
Intangible assets and goodwill, ending balance	(604)	(484)
Intangible assets and goodwill (Note 8)	(604)	(484)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	4,694
Intangible assets and goodwill, ending balance	4,693	4,694
Intangible assets and goodwill (Note 8)	4,693	4,694
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	4,694	4,699
Additions and other	0	0
Foreign exchange adjustments		(5)
Disposals and other	(1)
Intangible assets and goodwill, ending balance	4,693	4,694
Intangible assets and goodwill (Note 8)	4,693	4,694
Goodwill | Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0	0
Intangible assets and goodwill, ending balance	0	0
Intangible assets and goodwill (Note 8)	0	0
Intangible Assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,646
Intangible assets and goodwill, ending balance	1,545	1,646
Intangible assets and goodwill (Note 8)	1,545	1,646
Intangible Assets | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	2,130	2,121
Additions and other	26	22
Foreign exchange adjustments		(13)
Disposals and other	(7)
Intangible assets and goodwill, ending balance	2,149	2,130
Intangible assets and goodwill (Note 8)	2,149	2,130
Intangible Assets | Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(484)	(376)
Amortization	100	108
Impairment (Note 10)	24
Disposals and other	4
Intangible assets and goodwill, ending balance	(604)	(484)
Intangible assets and goodwill (Note 8)	(604)	(484)
Purchase and Sale Contracts and Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	81
Intangible assets and goodwill, ending balance	99	81
Intangible assets and goodwill (Note 8)	99	81
Purchase and Sale Contracts and Other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	261	240
Additions and other	26	22
Foreign exchange adjustments		(1)
Disposals and other	1
Intangible assets and goodwill, ending balance	288	261
Intangible assets and goodwill (Note 8)	288	261
Purchase and Sale Contracts and Other | Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(180)	(174)
Amortization	7	6
Impairment (Note 10)	1
Disposals and other	(1)
Intangible assets and goodwill, ending balance	(189)	(180)
Intangible assets and goodwill (Note 8)	(189)	(180)
Customer Relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,565
Intangible assets and goodwill, ending balance	1,446	1,565
Intangible assets and goodwill (Note 8)	$ 1,446	1,565
Customer Relationships | Minimum
Reconciliation of changes in intangible assets and goodwill [abstract]
Finite-lived intangible asset, useful life	14 years
Customer Relationships | Maximum
Reconciliation of changes in intangible assets and goodwill [abstract]
Finite-lived intangible asset, useful life	36 years
Customer Relationships | Kinder Morgan Canada Limited
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill (Note 8)			$ 1,100
Customer Relationships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	$ 1,869	1,881
Additions and other	0	0
Foreign exchange adjustments		(12)
Disposals and other	(8)
Intangible assets and goodwill, ending balance	1,861	1,869
Intangible assets and goodwill (Note 8)	1,861	1,869
Customer Relationships | Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(304)	(202)
Amortization	93	102
Impairment (Note 10)	23
Disposals and other	5
Intangible assets and goodwill, ending balance	(415)	(304)
Intangible assets and goodwill (Note 8)	$ (415)	$ (304)